4 Equity-method Investment in Joint Venture: Equity Method Investments and Joint Ventures Disclosure (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Equity Method Investments and Joint Ventures Disclosure

	For the Quarter	For the Year
	Ended	Ended
	September 30, 2012	June 30, 2012
Current assets	$11,610	$8,808
Noncurrent assets	858,706	870,124
Current liabilities	$190,048	$151,541
Noncurrent liabilities	0	0
Equity	$680,268	$727,391
Revenue	-	-
General and administrative expenses	$45,500	$259,432
Net loss	$(45,500)	$(259,432)